Business Acquisitions (Tables)	12 Months Ended
Sep. 30, 2015
TGT JAThomas and other 2013 acquisitions [Member]
Summary of Purchase Price Allocation
The results of operations of these acquisitions have been included in our financial results from the applicable acquisition date. A summary of the final allocation of the purchase consideration for our fiscal year 2013 acquisitions is as follows (dollars in thousands):

	TGT	JA Thomas	Other Fiscal Year 2013 Acquisitions
Purchase consideration:
Cash	$83,330	$244,777	$251,215
Fair value of contingent consideration	—	—	450
Total purchase consideration	$83,330	$244,777	$251,665

Allocation of the purchase consideration:
Cash	$—	$3,555	$18,004
Accounts receivable(a)	8,779	8,310	17,237
Goodwill	42,858	163,863	122,375
Identifiable intangible assets(b)	33,600	71,310	109,383
Other assets	10,330	2,745	31,554
Total assets acquired	95,567	249,783	298,553
Current liabilities	(1,452)	(2,843)	(10,274)
Deferred tax liability	—	(1,474)	(35,557)
Other long term liabilities	(10,785)	(689)	(1,057)
Total liabilities assumed	(12,237)	(5,006)	(46,888)
Net assets acquired	$83,330	$244,777	$251,665

(a)	Accounts receivable have been recorded at their estimated fair values and the fair value reserve was not material.

(b)	The following are the identifiable intangible assets acquired and their respective weighted average useful lives, as determined based on final valuations (dollars in thousands):

	TGT		JA Thomas		Other Fiscal Year 2013 Acquisitions
	Amount	Weighted Average Life (Years)	Amount	Weighted Average Life (Years)	Amount	Weighted Average Life (Years)
Core and completed technology	$7,700	7.0	$3,920	5.0	$33,663	6.6
Customer relationships	25,900	9.0	66,100	11.0	72,188	10.9
Trade names	—	—	1,290	7.0	3,102	6.6
Non-Compete agreements	—	—	—	—	430	2.8
Total	$33,600		$71,310		$109,383